Offerings - Offering: 1	Oct. 14, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issued or issuable upon exercise of Pre-Funded Warrants
Amount Registered | shares	40,000,000
Proposed Maximum Offering Price per Unit | $ / shares	5.08
Maximum Aggregate Offering Price	$ 203,200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,061.92
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional shares of the registrant’s common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.The proposed maximum aggregate offering price has been estimated solely to calculate the registration fee in accordance with Rule 457(c) under the Securities Act of 1933 on the basis of the average of the high and low sales prices of the registrant’s shares of common stock as reported by The Nasdaq Global Select Market on October 13, 2025.